Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	POPULAR TOTAL RETURN FUND INC
Entity Central Index Key	0001137184
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000232082
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS A
Trading Symbol	TRAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Total Return Fund, Inc. - Class A Shares for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class A Shares	$164	1.64%

Expenses Paid, Amount	$ 164
Expense Ratio, Percent	1.64%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 68,177,969
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 348,250
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of March 31, 2026

Total Net Assets$68,177,969 # of Portfolio Holdings44 Portfolio Turnover Rate18% Advisory Fees Paid$348,250
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Table Summary
Value	Value
U.S. Large-Cap Equities -	34.49%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.67%
U.S. Government and Agency Obligations -	20.50%
International Developed Markets -	14.70%
International Emerging Markets -	4.97%
U.S. Mid-Cap Equities -	1.77%
U.S. Small-Cap Equities -	0.90%

Asset Class Weightings

(% of Total Investments)

Table Summary
Value	Value
Equities -	56.83%
Fixed Income -	43.17%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Table Summary
Top 10	Top 10
Vanguard S&P 500 ETF	34.60%
Vanguard FTSE Developed Markets ETF	14.75%
Vanguard FTSE Emerging Markets ETF	4.99%
United States Treasury Bill 04/23/2026	4.93%
U.S. Treasury Note 11/30/2028	2.64%
Fannie Mae Pool CB1152 07/01/2051	2.47%
U.S. Treasury Note 07/31/2026	2.04%
Ginnie Mae II Pool BQ2093 04/20/2051	1.87%
U.S. Treasury Note 08/31/2026	1.83%
U.S. Treasury Bond 08/15/2034	1.79%

C000232083
Shareholder Report [Line Items]
Fund Name	POPULAR TOTAL RETURN FUND, INC.
Class Name	CLASS C
Trading Symbol	TRCFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Popular Total Return Fund, Inc. - Class C Shares for the period of April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.popularfunds.com/total-return-fund. You can also request this information by contacting us at 787-758-7400.
Additional Information Phone Number	787-758-7400
Additional Information Website	https://www.popularfunds.com/total-return-fund
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment (annualized)
Class C Shares	$240	2.40%

Expenses Paid, Amount	$ 240
Expense Ratio, Percent	2.40%
Performance Past Does Not Indicate Future [Text]	Performance data quoted represents past performance and does not guarantee future results.
Performance Inception Date	May 21, 2021
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.
AssetsNet	$ 68,177,969
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 348,250
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Fund Statistics as of March 31, 2026

Total Net Assets$68,177,969 # of Portfolio Holdings44 Portfolio Turnover Rate18% Advisory Fees Paid$348,250
Holdings [Text Block]

Portfolio Weightings

(% of Total Investments)

Table Summary
Value	Value
U.S. Large-Cap Equities -	34.49%
U.S. Agency Mortgage-Backed Securities (P.R. Geo) -	22.67%
U.S. Government and Agency Obligations -	20.50%
International Developed Markets -	14.70%
International Emerging Markets -	4.97%
U.S. Mid-Cap Equities -	1.77%
U.S. Small-Cap Equities -	0.90%

Asset Class Weightings

(% of Total Investments)

Table Summary
Value	Value
Equities -	56.83%
Fixed Income -	43.17%

Largest Holdings [Text Block]

Top Ten Holdings

(% of Net Assets)

Table Summary
Top 10	Top 10
Vanguard S&P 500 ETF	34.60%
Vanguard FTSE Developed Markets ETF	14.75%
Vanguard FTSE Emerging Markets ETF	4.99%
United States Treasury Bill 04/23/2026	4.93%
U.S. Treasury Note 11/30/2028	2.64%
Fannie Mae Pool CB1152 07/01/2051	2.47%
U.S. Treasury Note 07/31/2026	2.04%
Ginnie Mae II Pool BQ2093 04/20/2051	1.87%
U.S. Treasury Note 08/31/2026	1.83%
U.S. Treasury Bond 08/15/2034	1.79%